CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Of Company
Schedule of Non-Consolidated Basis

	December 31,
	2020	2021	2021
	CNY	CNY	US$

ASSETS

NON-CURRENT ASSETS
Right-of-use assets	1,079	360	57

TOTAL NON-CURRENT ASSETS	1,079	360	57

CURRENT ASSETS
Amounts due from subsidiaries	9,404	136,120	21,416
Cash and cash equivalents	58	17,017	2,677
Financial assets at fair value through profit or loss	138,674	—	—

TOTAL CURRENT ASSETS	148,136	153,137	24,093

TOTAL ASSETS	149,215	153,497	24,150

	December 31,
	2020	2021	2021
	CNY	CNY	US$

LIABILITIES AND EQUITY
NON-CURRENT LIABILITIES
Deferred tax liabilities	9,964	—	—
Lease liabilities	347	—	—

TOTAL NON-CURRENT LIABILITIES	10,311	—	—

CURRENT LIABILITIES
Other payables and accruals	2,273	4,335	681
Due to the Shareholder	7,149	—	—
Due to related companies	2,780	2,690	423
Lease liabilities	745	373	59
Derivative financial liabilities	—	1,710	269

TOTAL CURRENT LIABILITIES	12,947	9,108	1,432

TOTAL LIABILITIES	23,258	9,108	1,432

EQUITY
Issued capital	368,395	428,882	67,478
Other capital reserves	847,839	860,168	135,335
Accumulated losses	(1,074,563)	(1,118,038)	(175,906)
Other comprehensive loss	(15,714)	(26,623)	(4,189)

TOTAL EQUITY	125,957	144,389	22,718

TOTAL LIABILITIES AND EQUITY	149,215	153,497	24,150

Schedule of Profit or Loss

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$

Administrative expenses	(3,814)	(5,243)	(10,059)	(1,583)
Finance costs	—	(38)	(162)	(25)
Interest income	1	—	—	—
Fair value gain/(loss) on financial instruments, net	—	31,334	(38,349)	(6,034)
(Loss)/profit before income tax	(3,813)	26,053	(48,570)	(7,642)
Income tax (expense)/benefit	—	(5,170)	5,095	802
(Loss)/profit for the year	(3,813)	20,883	(43,475)	(6,840)

Schedule of Cash Flows

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$

Net cash flows used in operating activities	(3,294)	(3,269)	(6,076)	(956)
Net cash flows used in investing activities	(21)	(216)	(10,297)	(1,620)
Net cash flows from financing activities	—	1,982	34,089	5,363
NET (DECREASE)/INCREASE IN CASH	(3,315)	(1,503)	17,716	2,787
CASH AT BEGINNING OF THE YEAR	4,122	811	58	9
Net foreign exchange differences	4	750	(757)	(119)
CASH AT END OF THE YEAR	811	58	17,017	2,677